S E L I G M A N

S E L E C T

M U N I C I P A L
F U N D, I N C .

Third Quarter Report
September 30, 2003

To the Stockholders

Your third quarter Stockholder report for Seligman Select Municipal Fund follows this letter. This report contains the Fund’s performance history and portfolio of investments.

     For the three months ended September 30, 2003, Seligman Select Municipal Fund posted a total return of 0.46% based on net asset value and –4.47% based on market price. The negative return based on market price results from a widening of the Fund’s discount from 7.7% at June 30, 2003, to 12.2% at September 30, 2003. The Fund’s discount at September 30 is in line with its 11.0% discount at March 31, 2003, and with its 11.5% discount at December 31, 2002.

     The Fund’s annual distribution rate, based on the current monthly dividend and market price at September 30, 2003, was 6.47%. This is equivalent to a taxable yield of 9.95%, based on the maximum federal tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.81% to 1.50%.

     We thank you for your continued support of Seligman Select Municipal Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

November 7, 2003

Investment Results For Common Stock (unaudited)

TOTAL RETURNS
For Periods Ended September 30, 2003

			Average Annual

	Three	Nine	One	Five	Ten
	Months*	Months*	Year	Years	Years

Market Price**	(4.47)%	3.98%	3.04%	3.76%	4.94%
Net Asset Value**	0.46	4.77	4.80	6.20	6.40

PRICE PER SHARE

	September 30,	June 30,	March 31,	December 31,
	2003	2003	2003	2002

Market Price	$10.67	$11.35	$10.80	$10.76
Net Asset Value	12.15	12.29	12.13	12.16

DIVIDEND, CAPITAL GAINS, AND YIELD INFORMATION
For the Nine Months Ended September 30, 2003

	Capital Gain

Dividends Paid†	Realized	Unrealized††	Yieldø

$ 0.518	$(0.113)	$1.135	3.78%

ANNUAL DISTRIBUTION RATE
The annual distribution rate based on the current monthly dividend of $0.0575 per share and the market price at September 30, 2003 was 6.47%, which is equivalent to a taxable yield of 9.95% based on the maximum federal tax rate of 35%. The tax equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.
†	Preferred Stockholders were paid dividends at annual rates ranging from 0.81% to 1.50%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of unrealized appreciation of portfolio securities as of September 30, 2003.
ø	Current yield, representing the annualized yield (after dividends on preferred stock) for the 30-day period ended September 30, 2003, has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments (unaudited)			September 30, 2003

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Market Value

Alabama — 10.1%	$10,000,000	Jefferson County Sewer Rev.
		(Capital Improvement Warrants),
		5.125% due 2/1/2039ø	Aaa/AAA	$11,335,100
	5,000,000	McIntosh Industrial Development Board,
		Environmental Facilities Rev. (CIBA Specialty
		Chemicals), 5.375% due 6/1/2028	A2/A	5,026,000
Alaska — 1.7%	2,395,000	Alaska Energy Authority Power Rev.
		(Bradley Lake Hydroelectric Project),
		6% due 7/1/2021	Aaa/AAA	2,817,861
California — 21.0%	9,130,000	California Pollution Control Financing Authority
		Sewage and Solid Waste Disposal Facilities
		Rev. (Anheuser-Busch Project),
		5.75% due 12/1/2030*	A1/A+	9,453,567
	4,100,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	4,164,411
	4,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa/AAA	4,042,720
	5,700,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa/AAA	5,760,876
	10,000,000	San Francisco City and County Airports
		Commission Rev. (International Airport),
		6.30% due 5/1/2025*	Aaa/AAA	10,389,500
Georgia — 4.7%	7,300,000	Georgia Housing and Finance Authority Rev.
		(Single Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	7,616,966
Illinois — 4.9%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa/AAA	7,877,400
Louisiana — 5.4%	7,050,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	NR/AAA	8,805,732
Massachusetts — 5.6%	4,000,000	Massachusetts Bay Transportation Authority
		General Transportation System Rev.,
		5.625% due 3/1/2026ø	Aaa/AAA	4,446,080
	4,000,000	Massachusetts Development Finance Agency
		Rev. (WGBH Educational Foundation),
		5.75% due 1/1/2042	Aaa/AAA	4,559,720
Michigan — 1.3%	2,000,000	Kalamazoo Hospital Finance Authority Rev.
		(Bronson Methodist Hospital),
		5.50% due 5/15/2028	Aaa/NR	2,096,940
Minnesota — 1.7%	2,500,000	Minnesota Agricultural and Economic
		Development Board Rev. (The Evangelical
		Lutheran Good Samaritan Society Project),
		6.625% due 8/1/2025	A3/A-	2,698,675
Missouri — 2.5%	3,970,000	Missouri State Housing Development Commission
		Single Family Mortgage Rev. (Homeownership
		Loan Program), 5.50% due 3/1/2033*	NR/AAA	4,040,587
New Jersey — 5.1%	8,000,000	New Jersey Economic Development Authority
		Water Facilities Rev. (American Water Co. Inc.),
		5.375% due 5/1/2032*	Aaa/AAA	8,255,360

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Market Value

New York — 13.5%	$10,000,000	New York State Energy Research & Development
		Authority Electric Facilities Rev. (Consolidated
		Edison Co. NY Inc. Project),
		6.10% due 8/15/2020	Aaa/AAA	$10,912,000
	10,000,000	New York State Thruway Authority General
		Rev., 6% due 1/1/2025ø	Aaa/AAA	10,814,300
New York and	6,500,000	Port Authority of New York and New Jersey
New Jersey — 4.5%		(JFK International Air Terminal LLC Project Rev.),
		5.75% due 12/1/2022*	Aaa/AAA	7,267,780
Ohio — 2.1%	2,895,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021ø	Aaa/AAA	3,237,652
	105,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021	Aaa/AAA	114,557
Pennsylvania — 10.7%	3,000,000	Delaware County Industrial Development Authority
		Water Facilities Rev. (Philadelphia Suburban
		Water), 5.35% due 10/1/2031*	Aaa/AAA	3,077,130
	3,000,000	Lehigh County Industrial Development Authority
		Pollution Control Rev. (Pennsylvania Power &
		Light Company Project), 6.15% due 8/1/2029	Aaa/AAA	3,284,220
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	10,862,200
South Carolina — 3.2%	5,000,000	South Carolina Ports Authority Rev.,
		5.30% due 7/1/2026*	Aaa/AAA	5,088,950
South Dakota — 0.1%	185,000	South Dakota Housing Development Authority
		(Homeownership Mortgage Rev.),
		6.30% due 5/1/2030*	Aa1/AAA	193,864
Tennessee — 5.2%	8,000,000	Humphreys County Industrial Development Board
		Solid Waste Disposal Rev. (E.I. duPont
		de Nemours & Co. Project),
		6.70% due 5/1/2024*	Aa3/AA-	8,376,000
Texas — 16.2%	5,000,000	Dallas–Fort Worth International Airports Rev.,
		5.75% due 11/1/2030*	Aaa/AAA	5,321,300
	3,000,000	Houston Airport System Rev.,
		5.625% due 7/1/2030*	Aaa/AAA	3,121,410
	4,000,000	Houston Higher Education Finance Corporation
		Rev. (Rice University Project),
		5.375% due 11/15/2029	Aaa/AAA	4,175,320
	5,000,000	Lower Neches Valley Authority Industrial
		Development Corp. Sewer Facilities
		Rev. (Mobil Oil Refining Corp. Project),
		6.40% due 3/1/2030*	Aaa/AAA	5,210,200
	7,500,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and
		Light Co. Project), 6.125% due 5/1/2030*	Aaa/AAA	8,313,225
Washington — 13.6%	4,795,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.25% due 7/1/2017*	Aaa/AAA	5,448,079

See footnotes on page 5.

				September 30, 2003

State#		Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Market Value

Washington (continued)		$5,000,000	Chelan County Public Utility District No. 1
			(Chelan Hydro Consolidated System Rev.),
			6.35% due 7/1/2028*	Aaa/AAA	$ 5,698,650
		10,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA	10,824,500

Total Municipal Bonds (Cost $199,662,099) — 133.1%					$214,728,832

			VARIABLE RATE DEMAND NOTES

Illinois — 0.9%		1,500,000	Illinois Health Facility Authority Rev.
			(University of Chicago Hospital)
			due 8/15/2026	VMIG 1/A-1+	1,500,000
Massachusetts — 0.2%		300,000	Massachusetts State Health & Educational Facilities
			Authority Rev. (Capital Assets Program)
			due 1/1/2035	VMIG 1/NR	300,000
Missouri — 0.8%		1,300,000	Missouri State Health & Educational Facilities
			Authority Health Facility Rev.
			(Cox Health System) due 6/1/2022	VMIG 1/A-1+	1,300,000
New York — 5.2%		1,100,000	New York City GOs due 8/1/2010	NR/A-1+	1,100,000
		1,300,000	New York City GOs due 8/1/2015	VMIG 1/A-1+	1,300,000
		3,800,000	New York City GOs due 8/1/2017	VMIG 1/A-1+	3,800,000
		400,000	New York City GOs due 8/1/2023	VMIG 1/A-1+	400,000
		500,000	New York City GOs due 11/1/2024	VMIG 1/A-1+	500,000
		1,300,000	New York City Municipal Water Finance
			Authority, Water & Sewer System Rev.
			due 6/15/2025	VMIG 1/A-l+	1,300,000
Pennsylvania — 1.6%		2,500,000	Lehigh County, General Purpose Authority Rev.
			(Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	2,500,000
Wyoming — 2.5%		3,700,000	Lincoln County Pollution Control Rev. Series B
			(Exxon Project) due 7/1/2017*	P-1/A-1+	3,700,000
		300,000	Lincoln County Pollution Control Rev. Series C
			(Exxon Project) due 7/1/2017*	P-1/A-1+	300,000

Variable Rate Demand Notes (Cost $18,000,000) — 11.2%					18,000,000

Total Investments (Cost $217,662,099) — 144.3%					232,728,832
Other Assets Less Liabilities — 2.2%					3,548,453
Preferred Stock — (46.5)%					(75,000,000)

Net Assets for Common Stock — 100.0%					$161,277,285

#		The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.
*		Interest income earned from this security is subject to the federal alternative minimum tax.
†	Escrowed-to-maturity security.
ø	Pre-refunded security.

Note: Investments in municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.
Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2003, the interest rates paid on these notes ranged from 1.09% to 1.23%.

Board of Directors

Robert B. Catell 3,4		William C. Morris 1
Chairman and Chief Executive Officer,		Chairman of the Board,
KeySpan Corporation		J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
John R. Galvin 2,4
Dean Emeritus, Fletcher School of Law and		Leroy C. Richie 2,4
Diplomacy at Tufts University		Chairman and CEO, Q Standards
Worldwide, Inc.
Paul C. Guidone 1		Director, Kerr-McGee Corporation
Chief Investment Officer,
J. & W. Seligman & Co. Incorporated		Robert L. Shafer 3,4
Retired Vice President, Pfizer Inc.
Alice S. Ilchman 3,4
President Emerita, Sarah Lawrence College		James N. Whitson 2,4
Trustee, Committee for Economic		Director, C-SPAN
Development		Director, CommScope, Inc.

Frank A. McPherson 3,4		Brian T. Zino 1
Director, ConocoPhillips		President, J. & W. Seligman & Co. Incorporated
Director, Integris Health		Chairman, Seligman Data Corp.
Chairman, ICI Mutual Insurance Company
John E. Merow 2,4		Member of the Board of Governors,
Director, Commonwealth Industries, Inc.		Investment Company Institute
Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,	Member:	1 Executive Committee
Sullivan & Cromwell LLP		2 Audit Committee
3 Director Nominating Committee
Betsy S. Michel 2,4		4 Board Operations Committee
Trustee, The Geraldine R. Dodge Foundation

Executive Officers

William C. Morris	Eileen A. Comerford	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Audrey G. Kuchtyak	Frank J. Nasta
President and Chief Executive Officer	Vice President	Secretary

Thomas G. Moles	Thomas G. Rose
Executive Vice President	Vice President

For More Information

Manager	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	(800) 874-1092	Stockholder Services
100 Park Avenue	(212) 682-7600	Outside the United States
New York, NY 10017	(800) 622-4597	24-Hour Automated
www.seligman.com		Telephone Access
Service
Stockholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017
www.seligman.com

Seligman Select Municipal Fund, Inc.
Managed by

J.& W. SELIGMAN & CO.
INCORPORATED
Investment Managers and  Advisors
ESTABLISHED1864
100 Park Avenue, New York, NY 10017
www.seligman.com

Photo: Courtesy Michigan Travel Bureau

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